Operating expenses, Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating expense [Abstract]
Prepaid voyage expenses	$ 648	$ 2,707
Prepaid vessel operating expenses	1,770	2,540
Other	7,260	1,953
Total prepaid expenses	$ 9,678	$ 7,200